Segment Reporting - Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) area	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment reporting
Revenue from external customers	$ 214,109	$ 241,203	$ 216,080
Adjusted (LBIT)/EBIT	(91,624)	(53,301)	(46,227)
Interest income	5,978	1,220	502
Equity in earnings of equity investees, net of tax	19,333	33,653	66,244
Operating (loss)/profit	(66,313)	(18,428)	20,519
Interest expense	1,009	1,455	1,631
Income tax expense	3,964	3,080	4,331
Net (loss)/income attributable to ordinary shareholders of the Company	(74,805)	(26,737)	11,698
Depreciation/amortization	3,590	2,578	2,341
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,502	6,073	4,327
Segment information
Total assets	532,118	597,932
Property, plant and equipment	16,616	14,220
Leasehold land	1,174	1,261
Goodwill	3,186	3,308
Other intangible asset	347	430
Investments in equity investees	138,318	144,237
Innovation Platform
Segment reporting
Revenue from external customers	$ 41,233	35,997	35,228
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 172,876	205,206	180,852
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	41,233	35,997	35,228
Adjusted (LBIT)/EBIT	(83,724)	(47,503)	(36,657)
Interest income	119	64	52
Equity in earnings of equity investees, net of tax	(18,981)	(4,547)	(4,232)
Operating (loss)/profit	(102,586)	(51,986)	(40,837)
Income tax expense	81	26
Net (loss)/income attributable to ordinary shareholders of the Company	(102,412)	(51,880)	(40,735)
Depreciation/amortization	3,334	2,400	2,176
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,198	5,936	4,138
Segment information
Total assets	100,388	63,268
Property, plant and equipment	15,223	13,917
Leasehold land	1,174	1,261
Investments in equity investees	8,514	19,512
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	172,876	205,206	180,852
Adjusted (LBIT)/EBIT	8,535	6,879	3,736
Interest income	141	63	66
Equity in earnings of equity investees, net of tax	38,314	38,200	70,476
Operating (loss)/profit	46,990	45,142	74,278
Interest expense	62	66	79
Income tax expense	1,662	986	569
Net (loss)/income attributable to ordinary shareholders of the Company	41,372	40,033	70,337
Depreciation/amortization	195	151	124
Additions to non-current assets (other than financial instruments and deferred tax assets)	584	107	138
Segment information
Total assets	197,483	195,420
Property, plant and equipment	693	251
Goodwill	3,186	3,308
Other intangible asset	347	430
Investments in equity investees	129,804	124,725
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	132,829	166,435	149,861
Adjusted (LBIT)/EBIT	5,131	3,272	2,377
Interest income	66	37	31
Equity in earnings of equity investees, net of tax	29,884	27,812	60,288
Operating (loss)/profit	35,081	31,121	62,696
Income tax expense	1,063	934	777
Net (loss)/income attributable to ordinary shareholders of the Company	32,080	28,999	61,120
Depreciation/amortization	132	116	102
Additions to non-current assets (other than financial instruments and deferred tax assets)	114	56	67
Segment information
Total assets	118,445	122,665
Property, plant and equipment	204	160
Goodwill	2,779	2,901
Other intangible asset	347	430
Investments in equity investees	68,812	69,417
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	11,949	9,858	6,984
Adjusted (LBIT)/EBIT	742	578	(493)
Interest income	16	13	34
Equity in earnings of equity investees, net of tax	8,430	10,388	10,188
Operating (loss)/profit	9,188	10,979	9,729
Income tax expense	179	(457)	(497)
Net (loss)/income attributable to ordinary shareholders of the Company	8,166	9,773	8,384
Depreciation/amortization	23	17	3
Additions to non-current assets (other than financial instruments and deferred tax assets)	36	43	20
Segment information
Total assets	67,352	58,961
Property, plant and equipment	71	61
Goodwill	407	407
Investments in equity investees	60,992	55,308
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	28,098	28,913	24,007
Adjusted (LBIT)/EBIT	2,662	3,029	1,852
Interest income	59	13	1
Operating (loss)/profit	2,721	3,042	1,853
Interest expense	62	66	79
Income tax expense	420	509	289
Net (loss)/income attributable to ordinary shareholders of the Company	1,126	1,261	833
Depreciation/amortization	40	18	19
Additions to non-current assets (other than financial instruments and deferred tax assets)	434	8	51
Segment information
Total assets	11,686	13,794
Property, plant and equipment	418	30
Unallocated
Segment reporting
Adjusted (LBIT)/EBIT	(16,435)	(12,677)	(13,306)
Interest income	5,718	1,093	384
Operating (loss)/profit	(10,717)	(11,584)	(12,922)
Interest expense	947	1,389	1,552
Income tax expense	2,221	2,068	3,762
Net (loss)/income attributable to ordinary shareholders of the Company	(13,765)	(14,890)	(17,904)
Depreciation/amortization	61	27	41
Additions to non-current assets (other than financial instruments and deferred tax assets)	720	30	$ 51
Segment information
Total assets	234,247	339,244
Property, plant and equipment	$ 700	$ 52